Unsecured senior notes (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Apr. 30, 2016 USD ($)
Unsecured senior notes
Interest rate (as a percent)		2.80%			2.80%
Carrying value		¥ 9,386		¥ 9,594	$ 1,473
Future principal payments for unsecured senior notes due
Due in 2026		3,188
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item	2
Aggregate principal amount | $					$ 500			$ 1,000	$ 1,000
Carrying value		9,386		12,854
Unamortized discount and debt issuance costs		101		118
Total principal amounts of unsecured senior notes		9,487		12,972
Debt discount	¥ 79						¥ 37
Debt issuance costs	¥ 36						¥ 45
Future principal payments for unsecured senior notes due
Due in 2026		3,188
Due in 2030		4,431
Due in 2050		¥ 1,868
Debt instrument maturity date		Apr. 29, 2021	Apr. 29, 2021
Repayments of debt		¥ 0
Unsecured senior notes | 3.125% notes due 2021
Unsecured senior notes
Aggregate principal amount | $									$ 500
Interest rate (as a percent)	3.125%								3.125%
Carrying value				3,260
Effective interest rate (as a percent)		3.37%			3.37%
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount | $									$ 500
Interest rate (as a percent)	3.875%								3.875%
Carrying value		¥ 3,154		3,220
Effective interest rate (as a percent)		4.15%			4.15%
Unsecured senior notes | 3.375% notes due 2030
Unsecured senior notes
Aggregate principal amount | $									$ 700
Interest rate (as a percent)	3.375%								3.375%
Carrying value		¥ 4,402		4,502
Effective interest rate (as a percent)		3.47%			3.47%
Unsecured senior notes | 4.125% notes due 2050
Unsecured senior notes
Aggregate principal amount | $									$ 300
Interest rate (as a percent)	4.125%								4.125%
Carrying value		¥ 1,830		1,872
Effective interest rate (as a percent)		4.25%			4.25%
Unsecured senior notes | Unsecured Senior Notes [Member]
Future principal payments for unsecured senior notes due
Debt instrument repurchase amount				78		$ 12
Take as Extension				72		$ 10
Unsecured Debt [Member]
Future principal payments for unsecured senior notes due
Repayments of debt | $			$ 500
Interest Expense [Member] | Unsecured senior notes | Unsecured Senior Notes [Member]
Future principal payments for unsecured senior notes due
Debt Instrument Repurchased Gain				¥ 11